Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Gross exposure	kr 413.2	kr 438.2
Net exposure	413.2	438.2
Corporates
Risk information
Gross exposure	264.6	268.2
Net exposure	156.4	145.4
Corporates | IT and telecom
Risk information
Gross exposure	80.8	94.6
Net exposure	16.3	16.6
Corporates | Industrials
Risk information
Gross exposure	70.1	62.4
Net exposure	56.1	49.6
Corporates | Consumer goods
Risk information
Gross exposure	32.7	32.7
Net exposure	26.7	26.4
Corporates | Utilities
Risk information
Gross exposure	27.8	30.7
Net exposure	11.1	14.7
Corporates | Materials
Risk information
Gross exposure	31.1	27.4
Net exposure	17.7	15.8
Corporates | Finance
Risk information
Gross exposure	13.7	13.3
Net exposure	24.3	19.1
Corporates | Energy
Risk information
Gross exposure	3.7	4.1
Net exposure	0.7	0.7
Corporates | Healthcare
Risk information
Gross exposure	3.5	2.8
Net exposure	2.7	2.3
Corporates | Real Estate
Risk information
Gross exposure	0.9
Net exposure	0.5
Corporates | Other
Risk information
Gross exposure	0.3	0.2
Net exposure	kr 0.3	kr 0.2